Leases	12 Months Ended
Dec. 31, 2015
LEASES [Abstract]
LEASES
NOTE 14: LEASES

Chartered-in vessels, barges, pushboats and office space:

As of December 31, 2015, the Company's future minimum commitments, net of commissions under chartered-in vessels, barges, pushboats and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2016	$92,811	$8,383	$3,086
2017	84,619	23,013	2,721
2018	79,137	23,433	1,770
2019	71,460	23,433	864
2020	60,039	23,497	104
2021 and thereafter	77,171	101,109	—
Total	$465,237	$202,868	$8,545

Charter hire expense for Navios Holdings chartered-in vessels amounted to $136,920, $111,337 and $116,962, for each of the years ended December 31, 2015, 2014 and 2013, respectively. Charter hire expense for logistics business chartered-in vessels amounted to $1,307, $2,468 and $1,286, for each of the years ended December 31, 2015, 2014 and 2013, respectively.

Rent expense for office space amounted to $2,508, $2,804, and $2,899 for each of the years ended December 31, 2015, 2014 and 2013, respectively. The Company leases office space at 825 3rd Avenue, New York, New York, pursuant to a lease that expires in April 2019. The Company also leases office space at 85 Akti Miaouli, Piraeus, Greece, pursuant to lease agreements that expire in 2017 and 2019. The Company also leases office space in Monaco pursuant to a lease that expires in June 2018. The Company also leases office space in Antwerp, Belgium pursuant to a lease that expires in 2019.

Navios Logistics' subsidiaries lease various premises in Argentina and Paraguay that expire on various dates through 2020. The above table incorporates the lease commitments on all offices as disclosed above.

Chartered-out vessels, barges and pushboats:
The future minimum revenue, net of commissions, (i) for dry bulk vessels, expected to be earned on non-cancelable time charters and (ii) for the Company's logistics business, expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics' ports, are as follows:

	Dry bulk vessels	Logistics business
2016	$88,724	$148,102
2017	17,691	57,771
2018	10,715	23,235
2019	10,715	22,515
2020	9,893	11,088
Total minimum revenue, net of commissions	$137,738	$262,711

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.